Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Plan Termination luine [Line Items]
Plan Termination
Note 6.	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon termination or partial termination of the Plan, or the complete discontinuance of contributions, the rights of all affected participants to their accrued benefits shall be fully vested and non-forfeitable.